CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)
Current assets:
Cash and cash equivalents (note 6)	$ 179,246	$ 505,264
Trade accounts receivable (note 7)	329,967	196,480
Income taxes receivable	0	4,632
Inventories (note 8)	774,358	727,992
Prepaid expenses, deposits and other current assets	163,662	110,105
Total current assets	1,447,233	1,544,473
Non-current assets:
Property, plant and equipment (note 9)	985,073	896,800
Right-of-use assets	92,447	59,445
Intangible assets (note 11)	306,630	289,901
Goodwill	283,815	206,636
Deferred tax assets	17,726	17,689
Other non-current assets	3,758	6,004
Total non-current assets	1,689,449	1,476,475
Total assets	3,136,682	3,020,948
Current liabilities:
Accounts payable and accrued liabilities	440,401	343,722
Income taxes payable	7,912	0
Current lease liabilities	15,290	15,884
Total current liabilities	463,603	359,606
Non-current liabilities:
Long-term debt (note 12)	600,000	1,000,000
Non-current lease liabilities	93,812	66,580
Other non-current liabilities (note 13)	59,862	35,865
Total non-current liabilities	753,674	1,102,445
Total liabilities	1,217,277	1,462,051
Equity (note 14):
Share capital	191,732	183,938
Contributed surplus	58,128	24,936
Retained earnings	1,604,736	1,359,061
Accumulated other comprehensive income (note 15)	64,809	(9,038)
Total equity attributable to shareholders of the Company	1,919,405	1,558,897
Total liabilities and equity	$ 3,136,682	$ 3,020,948